                       MORGAN STANLEY MARKET LEADER TRUST
                          1221 Avenue of the Americas
                            New York, New York 10021


                                                                November 8, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


     Re:  Morgan Stanley Market Leader Trust
          File Nos. 333-15813 and 811-7915
          Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 28, 2002.

                                             Very truly yours,

                                             /s/ Elisa Mitchell
                                             -----------------------
                                                 Elisa Mitchell
                                                 Senior Staff Attorney

Enclosures
cc: Barry Fink
    Larry Greene